Document and Entity Information	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013
Document and Entity Information:
Entity Registrant Name	American Laser Healthcare Corp
Document Type	S-1
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Entity Central Index Key	0001534099
Current Fiscal Year End Date	--09-30
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	Yes
Entity Well-known Seasoned Issuer	Yes
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Entity Incorporation, Date of Incorporation	Sep. 21, 2011	Sep. 21, 2011
Entity Incorporation, State Country Name	State of Delaware	State of Delaware